Warrant Liability (Details)	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($)	Sep. 26, 2025 USD ($)	Sep. 25, 2025 USD ($) years $ / shares shares
Warrant Liability [Line Items]
Warrants issued (in Shares) | shares	34,246,577			34,246,577
Common shares (in Shares) | shares				0.75
Exercise price (in Dollars per share) | $ / shares				$ 2.63
Warrant liability, expiration term				3 years
Fair value of warrant liability (in Dollars)	$ 4,688,356	$ 13,599,316	$ 4,123,753
Allocated common shares value (in Dollars)				$ 46,758,112
Weighted average life of the outstanding warrants	2 years 3 months
Warrants [member]
Warrant Liability [Line Items]
Fair value of warrant liability (in Dollars)				$ 53,241,889
Share Price [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs				2.125
Exercise Price [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs				2.63
Risk-Free Interest Rate [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs				3.66
Expected Volatility [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs				131.5
Expected Life (yrs) [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs | years				3
Expected Dividend Yield [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs				0